FEDERATED HERMES ETF TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

November 30, 2023

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES ETF TRUST (the “Registrant”)
Federated Hermes Total Return Bond ETF (the “Fund”)

1933 Act File No. 333-258934 1940 Act File No. 811-23730

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated December 1, 2023, that would have otherwise been filed under Rule 497(c) under the 1933 Act, does not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 9 on November 30, 2023.

If you have any questions on the enclosed material, please contact me at julie.meyers@federatedhermes.com or (724) 720-8834.

Very truly yours,

/s/ Kary A. Moore
Kary A. Moore
Assistant Secretary